Financial Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets pledged as collateral [abstract]
Summary of Financial Assets Pledged as Collateral
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.25	12.31.24
Deposits as Collateral	560,878,600	746,637,356
Special Accounts as Collateral—Argentine Central Bank	493,946,007	618,672,282
Forward Purchases of monetary regulatory instruments	444,977,522	587,511,180
Less: Allowances	(52,767)	(89,869)
Total	1,499,749,362	1,952,730,949